11. INCOME TAXES - Cumulative Tax Effect Comprising Net Deferred Tax (Details) (USD $)	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Net operating loss carry over	$ 3,099,673
Less: valuation allowance	(3,099,673)
Net deferred tax asset